Business Description and Basis of Preparation - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Oct. 01, 2018	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of business description and basis of presentation [line items]
Adjustment to opening balance of retained earnings		$ 4,577	$ 4,766	$ 4,755
Assets		16,453	17,210	17,047
Right of use Assets			128
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease			40
Liabilities		$ 7,355	7,973	$ 7,821
Lease Liabilities			197
Financial & risk [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership sold	55.00%
Refinitiv [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership held		45.00%
Adjustments Due to Adoption of IFRS 16 [member]
Disclosure of business description and basis of presentation [line items]
Adjustment to opening balance of retained earnings			11
Assets			163
Liabilities			$ 152